Litigation, regulatory and similar matters (Narrative) (Detail) - 12 months ended Dec. 31, 2022 € in Thousands, $ in Millions	EUR (€)	USD ($)	USD ($)
Inquiries regarding cross-border wealth management businesses | Investigations in France
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Fine decision French Court | €	€ 3,700,000
Civil damages award announcement of the French Court | €	800,000
Provision recorded to cover pending legal case	1,100,000		$ 1,200
Inquiries regarding cross-border wealth management businesses | Investigations in France involving UBS AG
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Bail ("caution") ordered to be paid | €	1,100,000
Fine decision French Court of Appeal | €	3,750
Bail ("caution") ordered to be confiscated, verdict of the French Court of Appeal | €	1,000,000
Civil damages award announcement of the French Court of Appeal | €	800,000
Civil damages award deducted from the bail, announcement of the French Court of Appeal | €	99,000
Madoff | claims filed in Luxembourg by liquidators of two Luxembourg funds against UBS entities, non-UBS entities and certain individuals
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Minimum total claims against all defendants | €	2,100,000
Madoff | claims filed in the US by BMIS Trustee against UBS entities and various other parties
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Amounts claimed		$ 125
Minimum total claims against all defendants		2,000
Puerto Rico | Customer arbitration claims
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Settlement made		3,370
Amounts claimed		3,420
Puerto Rico | Action filed on behalf of Employee Retirement System of the Commonwealth of Puerto Rico (System) against over 40 defendants
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Minimum total claims against all defendants		800
Amount of bonds issued and underwritten by the System		3,000
Puerto Rico | Claims filed by four US insurance companies that insured issues of Puerto Rico municipal bonds
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Minimum total claims against all defendants		955
Puerto Rico | Complaints filed by the oversight board
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Amount in dispute		125
Puerto Rico | Shareholder derivative action
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Agreed settlement pending approval		15
Foreign exchange, LIBOR and benchmark rates, and other trading practices
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Fine provided in announcement of the European Commission | €	172,000
Foreign exchange, LIBOR and benchmark rates, and other trading practices - Foreign exchange-related civil litigation | Claims under the Commodity Exchange Act
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Settlement made		141
Communications recordkeeping | SEC investigation
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Civil monetary penalty agreed to be paid		125
Communications recordkeeping | CFTC investigation
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Civil monetary penalty agreed to be paid		75
UBS AG | Inquiries regarding cross-border wealth management businesses | Investigations in France
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Fine decision French Court | €	3,700,000
Civil damages award announcement of the French Court | €	800,000
Provision recorded to cover pending legal case	1,100,000		$ 1,200
UBS AG | Inquiries regarding cross-border wealth management businesses | Investigations in France involving UBS AG
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Bail ("caution") ordered to be paid | €	1,100,000
Fine decision French Court of Appeal | €	3,750
Bail ("caution") ordered to be confiscated, verdict of the French Court of Appeal | €	1,000,000
Civil damages award announcement of the French Court of Appeal | €	800,000
Civil damages award deducted from the bail, announcement of the French Court of Appeal | €	99,000
UBS AG | Madoff | claims filed in Luxembourg by liquidators of two Luxembourg funds against UBS entities, non-UBS entities and certain individuals
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Minimum total claims against all defendants | €	2,100,000
UBS AG | Madoff | claims filed in the US by BMIS Trustee against UBS entities and various other parties
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Amounts claimed		125
Minimum total claims against all defendants		2,000
UBS AG | Puerto Rico | Customer arbitration claims
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Settlement made		3,370
Amounts claimed		3,420
UBS AG | Puerto Rico | Action filed on behalf of Employee Retirement System of the Commonwealth of Puerto Rico (System) against over 40 defendants
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Minimum total claims against all defendants		800
Amount of bonds issued and underwritten by the System		3,000
UBS AG | Puerto Rico | Claims filed by four US insurance companies that insured issues of Puerto Rico municipal bonds
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Minimum total claims against all defendants		955
UBS AG | Puerto Rico | Complaints filed by the oversight board
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Amount in dispute		125
UBS AG | Puerto Rico | Shareholder derivative action
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Agreed settlement pending approval		15
UBS AG | Foreign exchange, LIBOR and benchmark rates, and other trading practices
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Fine provided in announcement of the European Commission | €	€ 172,000
UBS AG | Foreign exchange, LIBOR and benchmark rates, and other trading practices - Foreign exchange-related civil litigation | Claims under the Commodity Exchange Act
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Settlement made		141
UBS AG | Communications recordkeeping | SEC investigation
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Civil monetary penalty agreed to be paid		125
UBS AG | Communications recordkeeping | CFTC investigation
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Civil monetary penalty agreed to be paid		$ 75